LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands				1 Months Ended		12 Months Ended
	May 07, 2020 USD ($)	Apr. 29, 2020 USD ($)	Jun. 29, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 HKD ($)	May 07, 2020 HKD ($)	May 06, 2020 USD ($)	May 06, 2020 HKD ($)	Apr. 29, 2020 HKD ($)	Jun. 29, 2015 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings						$ 6,599,949	$ 5,700,168
Amount available for future drawdown						1,580,812
Repayments of long-term debt						502,831	1,454,837	$ 2,592,631
Loss on extinguishment of debt						28,817	19,952	6,333
Costs associated with debt modification						0	310	579
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 500,000											$ 3,900,000,000
Total outstanding borrowings	$ 129					128			$ 1,000,000	$ 1,000,000
Repayments of long-term debt				$ 353,062	$ 2,750,000,000
Loss on extinguishment of debt								2,612
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	129		1,250,000							1,000,000				9,750,000,000
Total outstanding borrowings									0
Amount available for future drawdown						128			1,000,000
Loan commitment fees recognized						$ 1	1,512	$ 2,322
Revolving credit facility, cash collateral	$ 275									$ 2,130,000
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 1,750,000											13,650,000,000
Loss on extinguishment of debt							1,236
Costs associated with debt modification							310
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Extended Maturity [Member]
Long-Term Debt [Line Items]
Maturity date						Jun. 24, 2022
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.00%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			1.25%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			2.50%
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 1,203,362											$ 9,362,160,000
2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 1,915,947											$ 14,850,000,000
Maturity date						Apr. 29, 2025
Total outstanding borrowings						$ 399,693			3,117,000,000		$ 352,189	$ 2,730,000,000
Amount available for future drawdown						1,504,523			$ 11,733,000,000
Loan commitment fees recognized						$ 10,613	$ 6,022
2020 Credit Facilities [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		1.00%
2020 Credit Facilities [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.00%